UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septembe 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     October 18, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $89,771 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACADIA RLTY TR                 COM SH BEN INT   004239109     1386    74100 SH       SOLE                    74100        0        0
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1682    27400 SH       SOLE                    27400        0        0
AMB PROPERTY CORP              COM              07430W103     4826   199000 SH       SOLE                   199000        0        0
AMERICAN ASSETS TR INC         COM              024013104     1533    85400 SH       SOLE                    85400        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1005    27000 SH       SOLE                    27000        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     2000    90400 SH       SOLE                    90400        0        0
AVALONBAY CMNTYS INC           COM              053484101     8189    71800 SH       SOLE                    71800        0        0
BOSTON PROPERTIES INC          COM              101121101     7551    84750 SH       SOLE                    84750        0        0
BROOKFIELD OFFICE PPTYS INC    COM              112900105     4146   301100 SH       SOLE                   301100        0        0
CUBE SMART                     COM              229663109     1541   180600 SH       SOLE                   180600        0        0
DOUGLAS EMMETT INC             COM              25960P109     1204    70400 SH       SOLE                    70400        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     1794    91100 SH       SOLE                    91100        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      853    13600 SH       SOLE                    13600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     3843   206300 SH       SOLE                   206300        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      296    37000 SH       SOLE                    37000        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      336    47500 SH       SOLE                    47500        0        0
HCP INC                        COM              40414L109    11777   335900 SH       SOLE                   335900        0        0
HEALTHCARE RLTY TR             COM              421946104     2664   158100 SH       SOLE                   158100        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     3770   344600 SH       SOLE                   344600        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      793    41300 SH       SOLE                    41300        0        0
POST PPTYS INC                 COM              737464107     1289    37100 SH       SOLE                    37100        0        0
REGENCY CTRS CORP              COM              758849103     5042   142700 SH       SOLE                   142700        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      643    58000 SH       SOLE                    58000        0        0
RLJ LODGING TR                 COM              74965L101      287    22500 SH       SOLE                    22500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    14968   136100 SH       SOLE                   136100        0        0
SL GREEN RLTY CORP             COM              78440X101     2704    46500 SH       SOLE                    46500        0        0
UDR INC                        COM              902653104     3649   164800 SH       SOLE                   164800        0        0